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SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
SA Worldwide Moderate Growth Fund
GOAL
The Fund’s goal is long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SA Worldwide Moderate Growth Fund SA Worldwide Moderate Growth Fund SA Worldwide Moderate Growth Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each
Annual Fund Operating Expenses	SA Worldwide Moderate Growth Fund SA Worldwide Moderate Growth Fund SA Worldwide Moderate Growth Fund
Management fees	none	[1]
Shareholder servicing fee	none	[2]
Other expenses	0.67%
Acquired fund fees and expenses	0.70%
Total annual operating expenses	1.37%
Fee waiver and/or expense reimbursement	(0.67%)	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
[1]	The management fee has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.
[2]	There is no shareholder servicing fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.
[3]	The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until July 1, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | USD ($)	72	248	569	1,481

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund, which operates as a fund of funds and invests in the Underlying SA Funds, does not pay transaction costs when buying and selling shares of the Underlying SA Funds; however, each of the Underlying SA Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying SA Funds, which are not reflected in annual Fund operating expenses or in the expense example, affect the performance of the Underlying SA Funds and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by Buckingham Strategic Partners, LLC (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects to invest approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

The Fund generally intends to remain well-diversified across countries and geographical regions. The Fund will normally invest at least 25% of its total assets in equity and fixed income investments issued by foreign companies and governments. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies

2 | Summary Prospectus

and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments. Fixed income investments of the Underlying SA Funds may include obligations issued or guaranteed by the U.S. or foreign governments or their respective agencies or instrumentalities, corporate debt obligations of U.S. and foreign issuers, obligations of supranational organizations, U.S. and foreign bank obligations, commercial paper, and repurchase agreements. Fixed income investments are normally investment grade securities (rated at least BBB- by Standard & Poor’s (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable quality) that mature within five years from the date of settlement.

The Adviser has formulated the asset class allocations and bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest are described under “Information about the Underlying SA Funds.”

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. The principal risks that apply to the Fund (either directly or through its investments in the Underlying SA Funds) are:

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Affiliated Fund Risk: In managing a Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds.

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Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the Fund’s net asset value (“NAV”) per share is subject to fluctuations in the NAVs of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.

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Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

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Allocation Risk: The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Fund to underperform other funds with a similar investment objective.

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Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

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Management Risk: The investment techniques and risk analyses applied by the Adviser may not produce the desired results. Furthermore, legislative regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Adviser in connection with managing the Allocation Fund or the Underlying SA Funds. There is no guarantee that the investment objective of the Allocation Fund or the Underlying SA Funds will be achieved.

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Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

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Value Stock Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. In addition, particular value stocks in which the Underlying SA Funds invest may perform negatively even during periods when value stocks, in general, perform positively.

Summary Prospectus | 3

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Interest Rate Risk: Generally, when market interest rates rise, the value of fixed income securities declines, and vice versa. Investing in such securities means that the Fund’s NAV will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. In addition, fluctuations in interest rates may adversely affect the liquidity of certain fixed-income securities held by the Fund.

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LIBOR Rate Risk: Many debt securities, derivatives and other financial instruments, including some of the Fund’s investments, have historically utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is being phased out and existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. LIBOR will be replaced by one or more rates, including rates based on the Secured Overnight Financing Rate (“SOFR”). The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could increase volatility or illiquidity in markets for instruments that currently rely on those reference rates, which may adversely affect the Fund’s performance.

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Credit Risk: The risks that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

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Liquidity Risk: Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which it is being carried. Liquidity risk can be more pronounced during periods of market turmoil or economic uncertainty.

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Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

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U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

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Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

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European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. On January 31, 2020, the United Kingdom withdrew from the European Union, commonly referred to as “Brexit.” Brexit's ramifications, as well as the range and implications of potential political, regulatory, economic, and market outcomes in the EU and beyond are difficult to predict. If other countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. Events related to Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom.

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Market Disruption Risks Related to Russia-Ukraine Conflict: Russia’s invasion of Ukraine in late February 2022, the resulting responses of various countries, the European Union and North Atlantic Treaty Organization to Russia’s actions (including potential further sanctions), the potential for military escalation and other corresponding events, including potential retaliatory actions (including cyberattacks) by Russia, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impact may be particularly acute in certain sectors including, but not limited to, energy, financials, commodities, engineering, and defense. This could negatively affect Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.

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Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

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Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

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Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

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Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When an Underlying SA Fund uses derivatives, the Fund will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for an Underlying SA Fund.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

4 | Summary Prospectus

Annual Total Returns (per calendar year)

Annual Total Returns (per calendar year)

The year-to-date return through the calendar quarter ended September 30, 2022 was (16.40)%.

Highest/lowest quarterly return during the period shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2020	14.24%
Worst Quarter	03/31/2020	(21.96)%

Average Annual Total Returns (for periods ended December 31, 2021)
Average Annual Total Returns - SA Worldwide Moderate Growth Fund - SA Worldwide Moderate Growth Fund	1 Year		5 Years		Since Fund Inception	[1]	Inception Date
SA Worldwide Moderate Growth Fund	16.67%		8.54%		7.16%		Jul. 01, 2015
SA Worldwide Moderate Growth Fund | After Taxes on Distributions	15.47%		7.31%		6.11%		Jul. 01, 2015
SA Worldwide Moderate Growth Fund | After Taxes on Distributions and Sales	10.73%		6.54%		5.49%		Jul. 01, 2015
Morningstar® U.S. Moderate Target Allocation Index	12.37%	[2]	11.21%	[2]	9.55%	[2]	Jul. 01, 2015
Worldwide Moderate Growth Composite Index	13.14%		11.13%		8.86%		Jul. 01, 2015
[1]	July 1, 2015.
[2]	Effective April 1, 2022, the Fund’s primary benchmark changed from the MSCI Emerging Markets Value Index (net div.) to the Morningstar® Emerging Markets Value Target Market Exposure Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.